Investment Strategy - Pabrai Wagons Fund	Feb. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term capital appreciation.

Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities that the Fund will invest in consists primarily of common stocks of companies of any size market capitalization. The Fund may invest in both growth and value companies. In selecting investments, the portfolio manager can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Such companies may include companies that are experiencing management changes, for instance. The Fund may invest up to 100% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Exchange Traded Funds (“ETFs”), and directly in foreign equity securities. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries and up to 100% of the Fund’s total assets may be invested in securities of companies located in emerging markets. The Advisor considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Fund may also invest in pre-emerging markets, also known as frontier markets. As of the end of the last fiscal year, the Predecessor Fund held a significant amount of assets in a single Indian security.

The Fund may also invest in preferred stocks, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may also invest in unregistered (“Rule 144A”) securities to the extent permitted by the 1940 Act. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
The investment philosophy of Dhandho Funds LLC dba Pabrai Wagons Advisors (the “Advisor”) is rooted in the belief that exceptional investment performance is usually the product of only a few great investments held for a very long time; the key is to not only find the great investments, but also not sell them. The Fund will seek to buy high-quality businesses when they are available at a meaningful discount to their underlying intrinsic value. “High-quality” is defined as those businesses that have a proven, repeated ability to reinvest capital at high rates and are run by exceptional people. The Fund will be opportunistic and will be open to acquiring businesses in many different geographies. Once the Advisor acquires these businesses, it will endeavor to hold and allow them to compound for the long-run. Reminiscent of the defensive maneuver of American pioneers in the 1800s, the Fund will “circle the wagons” around its highest conviction holdings, which it believes will have the highest potential for investment returns. If the Fund needs to sell securities to meet cash needs, it will generally avoid selling these high conviction securities first. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation, when: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization, changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.

Strategy Portfolio Concentration [Text]	As of the end of the last fiscal year, the Predecessor Fund held a significant amount of assets in a single Indian security.